INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ADVERTISING & MARKETING - 0.2%
571,807	Advantage Solutions, Inc.(a)	$298,655
90,924	TechTarget, Inc.(a)	319,143
		617,798
	AEROSPACE & DEFENSE - 1.0%
5,827	AAR Corporation(a)	682,749
62,194	Amprius Technologies, Inc.(a)	667,342
6,524	Hexcel Corporation	604,710
63,703	Redwire Corporation(a)	577,786
		2,532,587
	APPAREL & TEXTILE PRODUCTS - 0.4%
23,372	Movado Group, Inc.	583,132
14,199	Oxford Industries, Inc.	562,138
		1,145,270
	ASSET MANAGEMENT - 0.9%
7,690	Cohen & Steers, Inc.	514,230
101,760	Compass Diversified Holdings	762,182
15,323	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	559,596
6,719	Oppenheimer Holdings, Inc., Class A	579,783
		2,415,791
	AUTOMOTIVE - 2.4%
25,440	Adient plc(a)	618,700
36,464	Aeva Technologies, Inc.(a)	483,513
14,743	Cooper-Standard Holdings, Inc.(a)	566,721
20,217	Dana, Inc.	692,229
75,775	Dauch Corporation(a)	500,115
28,370	Fox Factory Holding Corporation(a)	477,751
20,706	Gentex Corporation	484,520
13,319	Gentherm, Inc.(a)	436,464
55,133	Goodyear Tire & Rubber Company (The)(a)	454,847
4,219	Lear Corporation	553,744
13,136	Standard Motor Products, Inc.	521,236
5,104	Visteon Corporation	488,300
		6,278,140

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BANKING - 11.2%
7,694	1st Source Corporation	$515,575
21,562	Alerus Financial Corporation	514,038
6,516	Ameris Bancorp	506,033
4,551	BancFirst Corporation	500,610
10,831	BankUnited, Inc.	505,808
15,508	Bar Harbor Bankshares	500,288
27,628	Bridgewater Bancshares, Inc.(a)	505,040
16,558	Byline Bancorp, Inc.	516,610
11,117	Camden National Corporation	513,161
11,378	Capital City Bank Group, Inc.	487,490
3,971	City Holding Company	476,401
8,407	Community Financial System, Inc.	509,044
6,616	Customers Bancorp, Inc.(a)	446,183
22,936	Eagle Bancorp, Inc.	583,721
36,222	Farmers National Banc Corporation	468,350
8,644	FB Financial Corporation	472,740
29,495	First Bank	469,560
20,258	First Busey Corporation	513,743
28,630	First Commonwealth Financial Corporation	501,884
19,250	First Financial Bancorp	540,348
16,124	First Financial Bankshares, Inc.	498,715
13,899	First Interstate BancSystem, Inc., Class A	481,044
12,891	First Merchants Corporation	503,780
13,518	Five Star Bancorp	526,256
38,348	Flagstar Financial, Inc.	486,636
28,269	FNB Corporation	480,290
24,934	Fulton Financial Corporation	509,900
10,933	Glacier Bancorp, Inc.	497,342
7,816	Great Southern Bancorp, Inc.	480,918
14,235	Hilltop Holdings, Inc.	532,816
17,375	Home BancShares, Inc.	477,118
44,000	Hope Bancorp, Inc.	495,440
28,519	Horizon Bancorp, Inc.	480,260
7,250	International Bancshares Corporation	486,548

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BANKING - 11.2% (Continued)
8,484	Lakeland Financial Corporation	$492,836
14,012	Live Oak Bancshares, Inc.	508,215
10,035	Mercantile Bank Corporation	518,408
14,280	Merchants Bancorp	603,759
11,629	NBT Bancorp, Inc.	496,791
40,210	Northwest Bancshares, Inc.	500,615
16,094	Peoples Bancorp, Inc.	519,353
6,986	Prosperity Bancshares, Inc.	491,605
13,723	Renasant Corporation	516,671
7,035	Republic Bancorp, Inc., Class A	485,415
12,239	S&T Bancorp, Inc.	511,713
6,714	ServisFirst Bancshares, Inc.	543,901
25,599	Simmons First National Corporation, Class A	509,676
13,084	SmartFinancial, Inc.	513,024
15,845	Southside Bancshares, Inc.	496,265
5,312	Texas Capital Bancshares, Inc.(a)	506,234
36,083	TFS Financial Corporation	505,884
14,403	Towne Bank	493,447
12,544	United Bankshares, Inc.	518,067
15,451	United Community Banks, Inc.	497,059
9,394	Unity Bancorp, Inc.	499,667
41,310	Valley National Bancorp	520,919
14,512	WesBanco, Inc.	506,033
10,102	Westamerica BanCorporation	511,666
		29,250,913
	BEVERAGES - 0.2%
119,511	Westrock Coffee Company(a)	528,239

	BIOTECH & PHARMA - 3.1%
26,520	ADMA Biologics, Inc.(a)	412,916
17,683	Agios Pharmaceuticals, Inc.(a)	534,557
33,943	Amicus Therapeutics, Inc.(a)	487,761
16,367	Arcutis Biotherapeutics, Inc.(a)	441,418
82,457	Ardelyx, Inc.(a)	540,093

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BIOTECH & PHARMA - 3.1% (Continued)
62,029	BioCryst Pharmaceuticals, Inc.(a)	$542,754
42,502	Biohaven Ltd.(a)	489,623
7,574	Cytokinetics, Inc.(a)	471,254
364,958	Geron Corporation(a)	613,130
18,554	Pacira BioSciences, Inc.(a)	406,518
113,955	Precigen, Inc.(a)	431,889
7,846	Prestige Consumer Healthcare, Inc.(a)	543,729
5,526	Protagonist Therapeutics, Inc.(a)	508,834
6,344	PTC Therapeutics, Inc.(a)	432,597
22,874	Syndax Pharmaceuticals, Inc.(a)	496,595
13,818	Viking Therapeutics, Inc.(a)	467,601
31,682	Xencor, Inc.(a)	404,579
		8,225,848
	CABLE & SATELLITE - 0.2%
4,289	Cable One, Inc.	411,530

	CHEMICALS - 4.4%
27,824	AdvanSix, Inc.	496,102
15,490	Avient Corporation	636,174
3,145	Balchem Corporation	570,597
7,323	Cabot Corporation	557,573
24,286	Calumet, Inc.(a)	654,751
41,043	Chemours Company (The)	748,624
49,543	Ecovyst, Inc.(a)	558,350
3,408	Hawkins, Inc.	508,133
8,116	HB Fuller Company	533,384
8,144	Ingevity Corporation(a)	586,612
6,286	Innospec, Inc.	481,382
3,867	Materion Corporation	630,553
7,931	Minerals Technologies, Inc.	560,087
93,291	Orion S.A.	530,826
3,545	Quaker Chemical Corporation	521,221
5,267	Rogers Corporation(a)	567,941
5,173	Sensient Technologies Corporation	525,215

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CHEMICALS - 4.4% (Continued)
10,247	Stepan Company	$521,470
115,281	Tronox Holdings PLC, Class A	862,302
2,442	WD-40 Company	581,684
		11,632,981
	COMMERCIAL SUPPORT SERVICES - 2.6%
11,378	ABM Industries, Inc.	506,321
9,429	Alarm.com Holdings, Inc.(a)	451,178
6,160	Brady Corporation, Class A	568,815
38,189	BrightView Holdings, Inc.(a)	526,626
4,153	Brink’s Company (The)	484,946
9,538	CBIZ, Inc.(a)	273,168
2,390	CRA International, Inc.	412,657
17,481	Distribution Solutions Group, Inc.(a)	522,682
110,320	Emerald Holding, Inc.	460,034
26,908	Enviri Corporation(a)	509,368
12,483	Insperity, Inc.	277,247
15,546	Kforce, Inc.	420,053
60,151	Target Hospitality Corporation(a)	468,576
2,495	UniFirst Corporation	585,877
4,627	Willdan Group, Inc.(a)	412,451
		6,879,999
	CONSTRUCTION MATERIALS - 0.9%
13,210	Apogee Enterprises, Inc.	526,022
172,326	Aspen Aerogels, Inc.(a)	537,657
7,719	Northwest Pipe Company(a)	598,994
13,723	Trex Company, Inc.(a)	568,407
		2,231,080
	CONSUMER SERVICES - 1.8%
65,479	Coursera, Inc.(a)	419,720
442	Graham Holdings Company, Class B	465,519
2,904	Grand Canyon Education, Inc.(a)	461,939
14,309	Laureate Education, Inc.(a)	462,753
19,903	Lincoln Educational Services Corporation(a)	721,285
18,478	Matthews International Corporation, Class A	488,374

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CONSUMER SERVICES - 1.8% (Continued)
82,310	Udemy, Inc.(a)	$414,019
18,430	Universal Technical Institute, Inc.(a)	667,166
27,536	Upbound Group, Inc.	590,647
		4,691,422
	CONTAINERS & PACKAGING - 1.2%
21,368	Karat Packaging, Inc.	526,721
25,775	Myers Industries, Inc.	576,587
91,003	Ranpak Holdings Corporation(a)	465,935
11,930	Silgan Holdings, Inc.	573,237
11,058	Sonoco Products Company	624,445
13,664	TriMas Corporation	533,989
		3,300,914
	E-COMMERCE DISCRETIONARY - 0.2%
15,894	Revolve Group, Inc.(a)	399,893

	ELECTRIC UTILITIES - 1.4%
6,949	Black Hills Corporation	511,863
39,219	Hawaiian Electric Industries, Inc.(a)	607,503
3,805	IDACORP, Inc.	547,806
6,149	MGE Energy, Inc.	504,341
4,379	Ormat Technologies, Inc.	454,102
8,214	TXNM Energy, Inc.	484,790
9,949	Unitil Corporation	520,432
		3,630,837
	ELECTRICAL EQUIPMENT - 3.0%
6,303	AAON, Inc.	637,864
2,302	Advanced Energy Industries, Inc.	772,482
1,546	Argan, Inc.	697,633
2,756	Badger Meter, Inc.	420,097
4,138	Belden, Inc.	592,975
13,427	Cognex Corporation	730,429
2,460	ESCO Technologies, Inc.	682,133
5,180	Itron, Inc.(a)	486,661
17,178	Kimball Electronics, Inc.(a)	429,278

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRICAL EQUIPMENT - 3.0% (Continued)
38,633	Lightbridge Corporation(a)	$499,525
3,609	Modine Manufacturing Company(a)	820,145
1,878	OSI Systems, Inc.(a)	535,606
14,588	Sensata Technologies Holding PLC	544,716
		7,849,544
	ENGINEERING & CONSTRUCTION - 1.1%
6,933	Exponent, Inc.	504,584
1,867	Installed Building Products, Inc.	611,928
2,213	MYR Group, Inc.(a)	597,421
3,905	Primoris Services Corporation	588,562
69,309	Uniti Group, Inc.(a)	507,342
		2,809,837
	ENTERTAINMENT CONTENT - 0.2%
64,534	Reservoir Media, Inc.(a)	578,870

	FOOD - 2.3%
6,057	Cal-Maine Foods, Inc.	527,625
13,407	Darling Ingredients, Inc.(a)	712,716
44,344	Flowers Foods, Inc.	438,119
37,313	Herbalife Ltd.(a)	728,349
5,355	J & J Snack Foods Corporation	466,206
6,851	John B Sanfilippo & Son, Inc.	565,961
20,221	Lifeway Foods, Inc.(a)	448,097
2,943	Marzetti Company	483,653
5,174	Nathan’s Famous, Inc.	520,401
4,875	Post Holdings, Inc.(a)	518,213
24,731	USANA Health Sciences, Inc.(a)	532,211
15,030	Vital Farms, Inc.(a)	316,983
		6,258,534
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
5,957	Louisiana-Pacific Corporation	504,796

	GAS & WATER UTILITIES - 1.8%
6,660	American States Water Company	496,370

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	GAS & WATER UTILITIES - 1.8% (Continued)
3,882	Chesapeake Utilities Corporation	$527,836
24,710	MDU Resources Group, Inc.	511,003
9,551	Middlesex Water Company	515,754
10,479	New Jersey Resources Corporation	568,381
6,264	ONE Gas, Inc.	547,724
6,037	Southwest Gas Holdings, Inc.	532,282
5,859	Spire, Inc.	536,743
15,183	York Water Company (The)	499,217
		4,735,310
	HEALTH CARE FACILITIES & SERVICES - 1.9%
33,748	Acadia Healthcare Company, Inc.(a)	791,052
4,504	Addus HomeCare Corporation(a)	466,299
718,333	agilon health, Inc.(a)	423,314
7,117	CorVel Corporation(a)	367,095
59,145	Ginkgo Bioworks Holdings, Inc.(a)	399,229
3,530	National HealthCare Corporation	577,155
40,663	NeoGenomics, Inc.(a)	399,717
6,805	RadNet, Inc.(a)	475,057
32,350	Select Medical Holdings Corporation	484,280
31,073	Surgery Partners, Inc.(a)	481,632
		4,864,830
	HEALTH CARE REIT - 1.0%
13,376	CareTrust REIT, Inc.	543,333
100,091	Diversified Healthcare Trust	676,614
96,611	Medical Properties Trust, Inc.	556,479
6,316	National Health Investors, Inc.	530,986
25,563	Sabra Health Care REIT, Inc.	525,320
		2,832,732
	HOME & OFFICE PRODUCTS - 0.2%
11,484	HNI Corporation	516,321

	HOME CONSTRUCTION - 2.1%
7,710	Green Brick Partners, Inc.(a)	567,919
6,563	Griffon Corporation	559,430

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOME CONSTRUCTION - 2.1% (Continued)
17,248	Interface, Inc.	$543,140
199,706	JELD-WEN Holding, Inc.(a)	391,424
8,506	KB Home	540,811
11,190	LGI Homes, Inc.(a)	580,761
3,763	M/I Homes, Inc.(a)	534,948
7,327	Meritage Homes Corporation	552,602
8,199	Taylor Morrison Home Corporation(a)	540,232
15,272	Tri Pointe Homes, Inc.(a)	707,094
		5,518,361
	HOTEL REIT - 1.2%
53,647	DiamondRock Hospitality Company	538,616
42,842	Pebblebrook Hotel Trust	549,663
64,234	RLJ Lodging Trust	515,157
5,108	Ryman Hospitality Properties, Inc.	504,415
267,713	Service Properties Trust	615,740
34,219	Xenia Hotels & Resorts, Inc.	522,866
		3,246,457
	HOUSEHOLD PRODUCTS - 1.7%
14,972	Central Garden & Pet Company(a)	586,753
28,039	Edgewell Personal Care Company	637,607
24,215	Energizer Holdings, Inc.	522,802
22,755	Helen of Troy Ltd.(a)	401,398
187,056	Honest Company, Inc. (The)(a)	523,757
5,673	Interparfums, Inc.	571,725
49,960	Nu Skin Enterprises, Inc., Class A	423,661
31,360	Quanex Building Products Corporation	643,820
		4,311,523
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
2,245	Enpro, Inc.	580,669
9,784	Gibraltar Industries, Inc.(a)	444,976
73,551	Janus International Group, Inc.(a)	511,915
2,214	Standex International Corporation	580,068
5,710	Timken Company (The)	618,850

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3% (Continued)
1,200	Valmont Industries, Inc.	$551,916
		3,288,394
	INDUSTRIAL REIT - 0.4%
8,433	First Industrial Realty Trust, Inc.	532,460
9,707	LXP Industrial Trust	481,079
		1,013,539
	INDUSTRIAL SUPPORT SERVICES - 0.2%
70,835	Hudson Technologies, Inc.(a)	503,637

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
24,784	Amerant Bancorp, Inc.	529,138

	INSURANCE - 1.9%
12,618	AMERISAFE, Inc.	410,464
11,186	Employers Holdings, Inc.	462,541
53,401	Genworth Financial, Inc., Class A(a)	450,704
10,483	Horace Mann Educators Corporation	456,115
11,920	Kemper Corporation	385,254
5,080	Mercury General Corporation	460,146
11,788	NMI Holdings, Inc., Class A(a)	463,386
20,026	ProAssurance Corporation(a)	491,639
7,530	RLI Corporation	469,270
6,196	Safety Insurance Group, Inc.	480,996
13,036	Trupanion, Inc.(a)	345,975
		4,876,490
	INTERNET MEDIA & SERVICES - 0.7%
37,064	Angi, Inc.(a)	288,358
39,537	Cars.com, Inc.(a)	337,646
27,217	Groupon, Inc.(a)	343,479
20,879	HealthStream, Inc.	443,261
46,630	Serve Robotics, Inc.(a),(b)	465,833
		1,878,577
	LEISURE FACILITIES & SERVICES - 1.1%
9,577	Cheesecake Factory, Inc. (The)(b)	620,398

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1% (Continued)
20,702	Cinemark Holdings, Inc.	$584,624
9,355	Kura Sushi USA, Inc.(a)	658,873
33,495	Lindblad Expeditions Holdings, Inc.(a)	660,186
13,397	United Parks & Resorts, Inc.(a)	466,082
		2,990,163
	LEISURE PRODUCTS - 1.2%
6,506	Brunswick Corporation	518,008
41,195	Callaway Golf Company(a)	579,202
11,358	Johnson Outdoors, Inc., Class A	550,749
7,687	Polaris, Inc.	466,908
4,685	Thor Industries, Inc.	450,369
11,822	Winnebago Industries, Inc.	471,580
		3,036,816
	MACHINERY - 3.0%
9,525	Albany International Corporation, Class A	549,116
11,131	Astec Industries, Inc.	691,124
8,034	CECO Environmental Corporation(a)	485,655
27,828	Columbus McKinnon Corporation	528,175
35,946	Energy Recovery, Inc.(a)	374,917
5,035	Franklin Electric Company, Inc.	501,587
10,011	Gorman-Rupp Company (The)	643,007
9,049	Helios Technologies, Inc.	645,375
16,318	Hyster-Yale, Inc., Class A	600,992
3,189	John Bean Technologies Corporation	491,106
1,687	Kadant, Inc.	572,180
17,032	Kennametal, Inc.	686,049
4,083	Lindsay Corporation	549,980
6,544	Tennant Company	399,380
		7,718,643
	MEDICAL EQUIPMENT & DEVICES - 3.2%
12,407	Castle Biosciences, Inc.(a)	366,875
40,372	Embecta Corporation	414,217
4,271	Glaukos Corporation(a)	514,228
6,019	Haemonetics Corporation(a)	381,123

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
3,374	ICU Medical, Inc.(a)	$508,057
38,721	Integra LifeSciences Holdings Corporation(a)	440,645
78,867	Myriad Genetics, Inc.(a)	363,577
68,556	Neogen Corporation(a)	769,883
10,628	Omnicell, Inc.(a)	436,811
31,770	Orthofix Medical, Inc.(a)	429,848
35,316	Pulse Biosciences, Inc.(a),(b)	661,469
85,489	SS Innovations International, Inc.(a)	406,928
21,774	Tandem Diabetes Care, Inc.(a)	550,882
15,296	Twist Bioscience Corporation(a)	717,688
2,144	UFP Technologies, Inc.(a)	451,484
41,297	Varex Imaging Corporation(a)	543,881
11,423	Veracyte, Inc.(a)	417,968
		8,375,564
	METALS & MINING - 0.5%
24,629	Compass Minerals International, Inc.(a)	620,651
25,298	Hecla Mining Company	630,173
		1,250,824
	MORTGAGE FINANCE - 0.8%
49,749	Apollo Commercial Real Estate Finance, Inc.	527,339
51,964	MFA Financial, Inc.	525,356
38,377	PennyMac Mortgage Investment Trust	470,502
87,211	Redwood Trust, Inc.	527,627
		2,050,824
	MULTI ASSET CLASS REIT - 1.0%
72,562	AH Realty Trust, Inc.	453,513
23,404	Alexander & Baldwin, Inc.	486,569
25,439	American Assets Trust, Inc.	496,569
45,296	Gladstone Commercial Corporation	565,747
32,367	Veris Residential, Inc.	610,118
		2,612,516
	OFFICE REIT - 1.1%
165,738	Brandywine Realty Trust	528,704
74,101	Empire State Realty Trust, Inc., Class A	435,714

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	OFFICE REIT - 1.1% (Continued)
18,718	Highwoods Properties, Inc.	$420,968
44,210	Hudson Pacific Properties, Inc.(a)	320,080
28,523	JBG SMITH Properties	433,835
12,911	Kilroy Realty Corporation	385,006
57,709	Piedmont Realty Trust, Inc., Class A	438,011
		2,962,318
	OIL & GAS PRODUCERS - 1.3%
231,848	Clean Energy Fuels Corporation(a)	523,976
103,167	HighPeak Energy, Inc.	537,500
540,937	Kosmos Energy Ltd.(a)	1,260,384
13,704	Par Pacific Holdings, Inc.(a)	584,750
26,003	SM Energy Company	601,449
		3,508,059
	OIL & GAS SERVICES & EQUIPMENT - 2.8%
36,679	DNOW, Inc.(a)	432,079
36,297	Expro Group Holdings N.V.(a)	648,264
22,058	Innovex International, Inc.(a)	581,228
9,023	Nabors Industries Ltd.(a)	704,877
31,066	National Energy Services Reunited Corporation(a)	778,204
20,062	Oceaneering International, Inc.(a)	712,201
32,589	Oil States International, Inc.(a)	426,590
51,262	ProPetro Holding Corporation(a)	621,808
89,278	RPC, Inc.	518,705
46,346	Select Water Solutions, Inc., Class A	633,550
51,497	TETRA Technologies, Inc.(a)	445,964
9,595	Tidewater, Inc.(a)	762,035
		7,265,505
	PUBLISHING & BROADCASTING - 0.4%
221,701	Clear Channel Outdoor Holdings, Inc.(a)	532,082
16,409	Scholastic Corporation	570,541
		1,102,623
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
49,927	Kennedy-Wilson Holdings, Inc.	543,206
4,602	McGrath RentCorporation	510,592

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.6% (Continued)
8,107	St Joe Company (The)	$585,082
		1,638,880
	REAL ESTATE SERVICES - 0.4%
17,716	Marcus & Millichap, Inc.	467,880
32,409	RMR Group, Inc. (The), Class A	530,859
		998,739
	RENEWABLE ENERGY - 1.6%
16,770	Ameresco, Inc., Class A(a)	510,814
52,139	Array Technologies, Inc.(a)	395,214
3,280	EnerSys	544,972
42,786	Eos Energy Enterprises, Inc.(a),(b)	243,666
24,625	Fluence Energy, Inc.(a)	382,673
244,700	Gevo, Inc.(a),(b)	445,354
49,679	Green Plains, Inc.(a)	682,092
246,042	Plug Power, Inc.(a)	440,415
72,324	T1 Energy, Inc.(a)	445,516
		4,090,716
	RESIDENTIAL REIT - 0.7%
81,199	Apartment Investment and Management Company	358,088
27,593	Independence Realty Trust, Inc.	457,216
16,058	NexPoint Residential Trust, Inc.	452,675
30,296	UMH Properties, Inc.	456,864
		1,724,843
	RETAIL - CONSUMER STAPLES - 0.4%
47,942	Grocery Outlet Holding Corporation(a)	473,667
19,313	Natural Grocers by Vitamin Cottage, Inc.	522,030
		995,697
	RETAIL - DISCRETIONARY - 2.1%
2,079	Asbury Automotive Group, Inc.(a)	444,449
3,754	Avis Budget Group, Inc.(a),(b)	365,677
21,260	Ethan Allen Interiors, Inc.	484,303
167,270	EVgo, Inc.(a)	458,320
13,016	La-Z-Boy, Inc.	464,932
24,114	Monro, Inc.	519,174

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	RETAIL - DISCRETIONARY - 2.1% (Continued)
18,753	National Vision Holdings, Inc.(a)	$505,768
4,457	Patrick Industries, Inc.	551,732
7,825	Sonic Automotive, Inc., Class A	490,784
16,491	Valvoline, Inc.(a)	623,360
1,196	Winmark Corporation	545,663
		5,454,162
	RETAIL REIT - 1.4%
23,585	Acadia Realty Trust	493,398
2,224	Alexander’s, Inc.	521,795
20,940	Four Corners Property Trust, Inc.	534,389
20,159	Kite Realty Group Trust	525,142
26,345	Macerich Company (The)	539,282
15,348	Saul Centers, Inc.	523,060
14,395	Tanger, Inc.	533,479
		3,670,545
	SEMICONDUCTORS - 5.3%
24,040	Aehr Test Systems(a)	899,816
16,681	Ambiq Micro, Inc.(a)	512,107
12,120	Amkor Technology, Inc.	579,578
22,427	CEVA, Inc.(a)	467,827
4,062	Cirrus Logic, Inc.(a)	573,229
20,745	Cohu, Inc.(a)	626,499
9,751	Diodes, Inc.(a)	665,311
8,656	FormFactor, Inc.(a)	855,905
2,792	Impinj, Inc.(a)	342,467
6,721	IPG Photonics Corporation(a)	884,282
27,464	MaxLinear, Inc., Class A(a)	478,698
3,005	MKS, Inc.	734,602
24,464	Penguin Solutions, Inc.(a)	508,362
14,944	Photronics, Inc.(a)	559,354
13,573	Power Integrations, Inc.	650,418
6,503	Semtech Corporation(a)	586,701
3,705	Silicon Laboratories, Inc.(a)	757,784
26,308	SkyWater Technology, Inc.(a)	775,034

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SEMICONDUCTORS - 5.3% (Continued)
19,029	Ultra Clean Holdings, Inc.(a)	$1,154,679
16,901	Veeco Instruments, Inc.(a)	516,495
33,146	Vishay Intertechnology, Inc.	620,493
		13,749,641
	SOFTWARE - 3.1%
10,068	ACI Worldwide, Inc.(a)	399,498
41,632	Amplitude, Inc., Class A(a)	303,914
7,626	Blackbaud, Inc.(a)	370,166
44,581	C3.ai, Inc., Class A(a)	354,419
9,105	Calix, Inc.(a)	471,366
45,528	Cantaloupe, Inc.(a)	475,312
3,831	CommVault Systems, Inc.(a)	325,941
11,624	Concentrix Corporation	381,267
171,387	Definitive Healthcare Corporation(a)	219,375
11,144	Digi International, Inc.(a)	544,051
10,349	Donnelley Financial Solutions, Inc.(a)	514,966
30,847	Omada Health, Inc.(a)	378,801
16,810	PDF Solutions, Inc.(a)	567,843
28,609	Phreesia, Inc.(a)	352,749
11,228	Progress Software Corporation(a)	470,229
6,662	Q2 Holdings, Inc.(a)	320,575
3,639	Qualys, Inc.(a)	336,498
5,402	SPS Commerce, Inc.(a)	305,267
14,691	Varonis Systems, Inc.(a)	339,362
104,860	Veritone, Inc.(a)	295,705
63,989	Weave Communications, Inc.(a)	322,505
		8,049,809
	SPECIALTY FINANCE - 1.1%
8,888	Encore Capital Group, Inc.(a)	606,961
3,064	Enova International, Inc.(a)	426,049
16,503	MGIC Investment Corporation	437,825
3,641	Nelnet, Inc., Class A	471,364
27,377	PRA Group, Inc.(a)	431,188

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SPECIALTY FINANCE - 1.1% (Continued)
3,456	World Acceptance Corporation(a)	$466,145
		2,839,532
	STEEL - 0.4%
6,976	Commercial Metals Company	511,341
28,289	Metallus, Inc.(a)	480,913
		992,254
	TECHNOLOGY HARDWARE - 4.0%
55,210	ADTRAN Holdings, Inc.(a)	563,142
11,890	Anterix, Inc.(a)	438,860
34,610	Arlo Technologies, Inc.(a)	543,031
4,363	Arrow Electronics, Inc.(a)	663,874
11,263	Benchmark Electronics, Inc.	651,114
24,349	Daktronics, Inc.(a)	627,717
7,095	Diebold Nixdorf, Inc.(a)	567,600
48,793	Harmonic, Inc.(a)	518,670
22,562	Knowles Corporation(a)	613,010
209,668	Kopin Corporation(a)	463,366
17,889	NetScout Systems, Inc.(a)	522,538
13,294	PAR Technology Corporation(a)	217,889
3,282	Plexus Corporation(a)	637,135
90,968	Powerfleet, Inc.(a)	324,756
56,109	Stratasys Ltd.(a)	540,330
6,968	TTM Technologies, Inc.(a)	726,344
14,103	ViaSat, Inc.(a)	645,635
26,956	Viavi Solutions, Inc.(a)	800,862
26,627	Vistance Networks, Inc.(a)	467,836
		10,533,709
	TECHNOLOGY SERVICES - 1.3%
11,354	ExlService Holdings, Inc.(a)	354,813
5,652	ICF International, Inc.	469,851
11,990	KBR, Inc.	506,337
5,573	MAXIMUS, Inc.	421,375
133,354	Repay Holdings Corporation(a)	370,724
41,298	TaskUS, Inc., Class A(a)	438,585

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
94,997	Telos Corporation(a)	$381,888
3,240	WEX, Inc.(a)	483,375
		3,426,948
	TELECOMMUNICATIONS - 0.5%
27,805	Iridium Communications, Inc.	665,930
11,751	Telephone and Data Systems, Inc.	525,857
		1,191,787
	TIMBER REIT - 0.2%
22,303	Rayonier, Inc.	479,291

	TRANSPORTATION & LOGISTICS - 3.5%
5,658	Allegiant Travel Company(a)	577,965
6,478	ArcBest Corporation	665,030
22,025	Covenant Logistics Group, Inc., Class A	648,416
50,316	CryoPort, Inc.(a)	423,661
20,014	Dorian, L.P.G Ltd.	740,317
19,242	Forward Air Corporation(a)	486,630
26,151	Genco Shipping & Trading Ltd.	628,932
53,373	Heartland Express, Inc.	588,704
11,336	Hub Group, Inc., Class A	488,242
9,224	Knight-Swift Transportation Holdings, Inc.	580,374
3,358	Landstar System, Inc.	547,186
42,344	Marten Transport Ltd.	575,455
3,906	Matson, Inc.	648,904
16,041	Werner Enterprises, Inc.	562,879
804,202	Wheels Up Experience, Inc.(a),(b)	478,983
20,561	World Kinect Corporation	512,997
		9,154,675
	TRANSPORTATION EQUIPMENT - 1.1%
4,926	Allison Transmission Holdings, Inc.	617,228
10,311	Blue Bird Corporation(a)	600,822
10,347	Greenbrier Companies, Inc. (The)	583,778
18,308	Trinity Industries, Inc.	625,767

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares				Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION EQUIPMENT - 1.1% (Continued)
56,102	Wabash National Corporation			$569,435
				2,997,030
	WHOLESALE - CONSUMER STAPLES - 0.9%
9,091	Andersons, Inc. (The)			593,551
22,479	Calavo Growers, Inc.			603,337
41,894	Mission Produce, Inc.(a)			594,476
14,243	United Natural Foods, Inc.(a)			544,225
				2,335,589
	WHOLESALE - DISCRETIONARY - 0.7%
5,506	ePlus, Inc.			444,114
16,164	OPENLANE, Inc.(a)			460,836
12,288	ScanSource, Inc.(a)			451,953
76,538	ThredUp, Inc.(a)			373,505
				1,730,408

	TOTAL COMMON STOCKS (Cost $235,160,767)			259,218,242

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company – CVR (a)(f)(g)	1/23/2031	$12.00	—
31,022	Roche Holding A.G. – CVR (a)(f)(g)	12/31/2035	$6.00	—
44,117	Sage Therapeutics Inc – CVR (a)(f)(g)	12/31/2030	$3.50	—
				—
	MEDICAL EQUIPMENT & DEVICES - 0.0% (d)
26,350	Zimmer Biomet Holdings, Inc. – CVR (a)(f)(g)	12/31/2026	$1.00	—

	TOTAL RIGHT (Cost $0)			—

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.9%
	MONEY MARKET FUND - 0.9%
2,220,974	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $2,220,974)(c)(e)	$2,220,974

	TOTAL INVESTMENTS - 100.1% (Cost $237,381,741)	$261,439,216
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(239,768)
	NET ASSETS - 100.0%	$261,199,448

CVR	- Contingent Value Right

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $2,044,504.

(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2026. Total collateral had a value of $2,220,974 at February 28, 2026.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of February 28, 2026.

(f)	The fair value of this investment is determined using significant unobservable inputs.

(g)	Illiquid security. The total fair value of these securities as of February 28, 2026 was $0, representing 0% of net assets.